Capital Stock - Schedule of Warrants Outstanding (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
August 18, 2020 [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Aug. 18, 2025	Aug. 18, 2025
Exercise Price (in Dollars per share)	$ 2	$ 2
Issued		171,000
Exercised	(150,000)	(150,000)
Forfeited / Canceled
Warrants Outstanding	21,000	21
November 15, 2021 [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 15, 2023	Nov. 15, 2023
Exercise Price (in Dollars per share)	$ 7	$ 7
Issued		1,545,000
Forfeited / Canceled	(1,545,000)	(1,545,000)
Warrants Outstanding
June 16, 2022 [Member]
Class of Warrant or Right [Line Items]
Expiration Date	May 09, 2027	May 09, 2027
Exercise Price (in Dollars per share)	$ 0.0001	$ 0.0001
Issued		6,325,000
Exercised
Forfeited / Canceled	(4,148,000)	(3,309,000)
Warrants Outstanding	2,177,000	3,016